MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2021
Text block [abstract]
MARKETABLE SECURITIES
5.	MARKETABLE SECURITIES

a)	Clover, Gemini, and Tower uranium properties sale
In April 2021, the Company’s subsidiary, IsoEnergy, sold its interest in the Clover, Gemini and Tower uranium properties (“Properties”). As at December 31, 2021, IsoEnergy received cash of AUD $200 ($192) and 10,755,000 common shares of 92 Energy Pty Ltd. (“92 Energy”) at a price of $0.20 Australian Dollars (“AUD”) for a total value of AUD $2,151 ($2,068). The 92 Energy shares are held in escrow for 12 months from April 14, 2021. 92 Energy will be required to spend an aggregate of AUD $1,000 on exploration expenditures on the Properties prior to May 1, 2022. In addition, IsoEnergy will retain a 2% Net Smelter Return (“NSR”) on the Properties.
The Properties had a book value of $35, which resulted in a gain of $2,225:

Disposition of Properties
Marketable securities received	$2,068
Cash	192

Proceeds – disposition of properties	2,260
Cost – disposition of properties	(35)

Gain on sale of assets	$2,225

b)	Mountain Lake Option Agreement
In August 2021, the Company’s subsidiary, IsoEnergy, completed an option agreement (the “Option Agreement”) with International Consolidated Uranium Inc. (“ICU”) to grant ICU the option to acquire a 100% interest in IsoEnergy’s Mountain Lake uranium property in Nunavut, Canada (the “Option”).
Under the terms of the Option Agreement and as consideration, ICU issued
900,000
 common shares of ICU at a price of
$1.64
 per share for a total value of
$1,476,

and paid cash of
$20.
 The Option is exercisable, at ICU’s election, on or before the second anniversary of receipt of TSXV approval (August
3, 2023)

for additional consideration of
$1,000
 payable in cash or ICU shares. If the Option is exercised, IsoEnergy will be entitled to receive the following contingent payments in cash or ICU shares:

•	If the uranium spot price reaches US$50 per pound, IsoEnergy will receive an additional $410

•	If the uranium spot price reaches US$75 per pound, IsoEnergy will receive an additional $615

•	If the uranium spot price reaches US$100 per pound, IsoEnergy will receive an additional $820
The spot price contingent payments will expire 10 years following the date the Option is exercised.
The Mountain Lake property had a book value of $126, which resulted in a gain of $1,370:

Disposition of Properties
Marketable securities received	$1,476
Cash	20

Proceeds – disposition of properties	1,496
Cost – disposition of properties	(126)

Gain on sale of assets	$1,370

During the year ended December 31, 2021, the Company recognized a gain of $4,665 and $1,107, respectively associated with the mark to market valuation of the 10,775,000 shares of 92 Energy and 900,000 shares of ICU (December 31, 2020
 -
$nil and $nil) which is recorded in the consolidated statement of net loss and comprehensive loss. The fair value of the marketable securities held in 92 Energy common shares were $6,732 (December 31, 2020
 -
$nil), and ICU common shares were $2,583 (December 31, 2020
 -
$nil), for a total marketable securities value at December 31, 2021 of $9,315 (December 31, 2020
 -
$nil).